Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before Income/(Loss) Tax Expenses
The Group had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
PRC	3,197,471	3,647,316	3,770,148	577,800
Non - PRC	43,950	53,690	(101,636)	(15,578)

	3,241,421	3,701,006	3,668,512	562,222

Income Tax Expense
The income tax expense is comprised of:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current	275,779	355,398	283,372	43,429
Deferred	102,111	144,963	(22,427)	(3,437)

	377,890	500,361	260,945	39,992

Reconciliation of Income Tax Expense
The reconciliation of income tax expense for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Income before income tax expense	3,241,421	3,701,006	3,668,512	562,222
Income tax expense computed at PRC statutory tax rates (25%)	810,355	925,253	917,128	140,556
Non-deductible expenses	49,117	27,333	22,063	3,381
Research and development expenses super-deduction	(89,796)	(194,000)	(225,715)	(34,592)
Change in valuation allowances	(15,285)	16,420	(5,285)	(810)
Outside basis difference	8,481	(7,727)	142	22
Effect of international tax rate difference	(10,988)	(14,440)	8,682	1,331
Effect of preferential tax rate	(373,994)	(323,534)	(463,819)	(71,083)
Effect of withholding tax on dividend	—	71,056	76,610	11,741
Other adjustments (Note)	—	—	(68,861)	(10,554)

Income tax expense	377,890	500,361	260,945	39,992

Note: This amount represents tax savings relating to share-based compensation exercised in 2019, which can be deducted when the Company did tax filing according to income tax guidance adopted in 2020.

Components of Deferred Taxes
The significant components of deferred taxes are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	7,592	22,343	3,424
Accrued staff cost and expenses	12,669	42,091	6,451
Deferred revenue	11,051	11,214	1,719
Tax losses (Note)	52,411	404,178	61,943
VAT refund	351	2,032	311
Less: Valuation allowances	(56,292)	(402,197)	(61,639)

Total deferred tax assets	27,782	79,661	12,209

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	—	63,570	9,743
Intangible assets and internally-developed software	15,691	39,306	6,024
Outside basis difference and others	451,740	452,023	69,275
Withholding income tax	71,056	76,610	11,741

Total deferred tax liabilities	538,487	631,509	96,783

Note: Upon the acquisition of TTP on December 31, 2020, the Group recorded deferred tax assets due to tax losses and related valuation allowance by approximately RMB
355,730
 (US$
54,518
) and RMB
355,730
 (US$
54,518
), respectively.

Schedule of Unrecognized Tax Benefits
A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,
	2019	2020
	RMB	RMB	US$
Beginning balance	11,659	8,436	1,293
Additions based on tax positions related to current year	—	—	—
Decreases based on tax positions related to prior years	(3,223)	(5,238)	(803)

Ending balance	8,436	3,198	490